Derivatives And Fair Value Measurements (Gains (Losses) On Derivatives In Cash Flow Hedging) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives And Fair Value Measurements [Abstract]
Amount of loss on unrealized FSIRS recognized in other comprehensive income on derivative (effective portion)	$ (17,958)	$ (6,755)
Amount of loss on realized FSIRS recognized in other comprehensive income on derivative		(11,691)
Amount of gain (loss) on FSIRS recognized in other comprehensive income on derivative	$ (17,958)	$ (18,446)